Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Total original costs	$ 76,957	$ 74,535
Less: Accumulated depreciation	(15,704)	(12,801)
Less: Accumulated impairment	(1,225)
Total	60,028	61,734
Office building (note)
Property and equipment, net
Total original costs	48,323	47,902
Servers and network equipment
Property and equipment, net
Total original costs	15,471	15,065
Furniture, fixtures and office equipment
Property and equipment, net
Total original costs	2,110	790
Computer equipment
Property and equipment, net
Total original costs	1,811	1,624
Motor vehicles
Property and equipment, net
Total original costs	517	449
Building decoration and leasehold improvements
Property and equipment, net
Total original costs	$ 8,725	$ 8,705